Accumulated other comprehensive income (Details) (USD $)			6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of December 31, 2012	$ 96,249,758	$ 82,000,020	$ 82,000,020
Other comprehensive income			14,249,738
Balance as of June 30, 2013	$ 96,249,758	$ 82,000,020	$ 96,249,758